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                             SEI LIQUID ASSET TRUST

                            Treasury Securities Fund
                           Government Securities Fund
                             Prime Obligation Fund

                       Supplement Dated December 31, 2001
                    to the Prospectus Dated October 31, 2001

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

The Prospectus is hereby supplemented to reflect that each fund of SEI Liquid Asset Trust (each a "Fund") will operate on any day that the New York Stock Exchange ("NYSE") and Federal Reserve System ("Federal Reserve") are open for business and each Fund may close early on days that the NYSE and the Federal Reserve are open, but the Bond Market Association recommends that the bond markets close early. Accordingly, the first paragraph under the sub-section entitled "How to Purchase Fund Shares" is deleted and replaced with the following:

You may purchase shares on any day that the New York Stock Exchange ("NYSE") and the Federal Reserve System are open for business (a Business Day). However, a Fund may close early on Business Days that the Bond Market Association recommends that the bond markets close early. In addition, Fund shares cannot be purchased by Federal Reserve wire on Federal holidays on which wire transfers are restricted.

In addition, the sixth paragraph under the sub-section entitled "How to Purchase Fund Shares" is deleted and replaced with the following:

Each Fund calculates its NAV once each Business Day as of 2:00 p.m., Eastern time (3:00 p.m., Eastern time for the Prime Obligation Fund) or as of the close of the Business Day, whichever time is earlier. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, the Funds (or their authorized intermediaries) generally must receive your order in proper form and federal funds (readily available funds) before the Funds calculate their NAV. The Funds will not accept orders that request a particular day or price for the transaction or any other special conditions.

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The prospectus is hereby amended to reflect these changes.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE